Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Exploration and Evaluation Assets [Abstract]
Schedule of Expenditures for Exploration and Evaluation Assets

Expenditures for the years related to exploration and evaluation assets located in Nevada, USA were as follows:

	Railroad-
	Pinion	Lewis Gold
	Project	Project	Total
	$	$	$

Balance as at December 31, 2017	116,743,248	37,692,627	154,435,875

Property acquisition and staking costs	4,989	-	4,989
NSR buy-down	4,427,850	-	4,427,850
Exploration expenses
Claim maintenance fees	359,532	81,528	441,060
Consulting	3,692,499	81,721	3,774,220
Data Analysis	58,172	22,282	80,454
Drilling	18,472,855	174,781	18,647,636
Engineering	134,827	-	134,827
Environmental and permitting	387,679	-	387,679
Equipment rental	127,471	491	127,962
Geological	788,032	25,554	813,586
Geotechnical	654,687	-	654,687
Hydrology	930,729	-	930,729
Lease payments	1,805,255	118,784	1,924,039
Metallurgy	551,864	-	551,864
Preliminary economic assessment	579,226	-	579,226
Provision for site reclamation	946,010	-	946,010
Sampling and processing	561,710	81,770	643,480
Site development and reclamation	5,722,669	98,297	5,820,966
Supplies	1,224,990	1,002	1,225,992
Vehicle	113,578	-	113,578
	41,544,624	686,210	42,230,834

Balance as at December 31, 2018	158,287,872	38,378,837	196,666,709

	Railroad-
	Pinion	Lewis Gold
	Project	Project	Total
	$	$	$

Balance as at December 31, 2018	158,287,872	38,378,837	196,666,709

Claim maintenance fees	388,849	88,369	477,218
Consulting	1,929,576	145,746	2,075,322
Data analysis	376,619	-	376,619
Drilling	7,948,972	464,391	8,413,363
Engineering	156,688	-	156,688
Environmental and permitting	1,736,801	18,272	1,755,073
Equipment rental	148,781	12,570	161,351
Geological	69,667	-	69,667
Geotechnical	71,381	-	71,381
Hydrology	1,648,207	-	1,648,207
Lease payments	1,690,657	122,343	1,813,000
Metallurgy	2,037,771	-	2,037,771
Preliminary economic assessment	1,127,651	-	1,127,651
Sampling and processing	403,224	533	403,757
Site development and reclamation	3,482,076	101,978	3,584,054
Supplies	491,265	1,835	493,100
	23,708,185	956,037	24,664,222

Balance as at December 31, 2019	181,996,057	39,334,874	221,330,931

Schedule of Payment Requirements

Payment requirements from 2020 to 2024 under agreements are approximately as follows:

	Total	Total
	Work	Lease
	commitment	payment	Total
	US$	US$	US$
2020	1,300,000	1,103,000	2,403,000
2021	1,300,000	903,000	2,203,000
2022	1,400,000	514,000	1,914,000
2023	1,300,000	470,000	1,770,000
2024	1,300,000	383,000	1,683,000
	6,600,000	3,373,000	9,973,000